REVENUES	9 Months Ended
Sep. 30, 2025
REVENUES
REVENUES

NOTE  12 – REVENUES

	Three month period ended		Nine month period ended
	September 30,		September 30,
	2025	2024	2025	2024
Mobile Services	1,035,232	528,354	2,735,909	1,521,775
Internet Services	446,089	338,231	1,235,080	955,895
Cable Television Services	221,680	186,059	631,457	545,155
Fixed and Data Services	258,358	144,281	676,563	471,251
Other services revenues	16,312	13,846	48,296	40,057
Subtotal services revenues	1,977,671	1,210,771	5,327,305	3,534,133
Equipment revenues	87,540	84,587	295,256	224,032
Total Revenues	2,065,211	1,295,358	5,622,561	3,758,165